Research and development expenses and advertising costs	12 Months Ended
Mar. 31, 2016
Research and development expenses and advertising costs

19.    Research and development expenses and advertising costs:

Research and development expenses—

Research and development expenses are charged to income as incurred and such amounts charged to income for the fiscal years ended March 31, 2014, 2015 and 2016 were ¥249,295 million, ¥233,752 million and ¥213,435 million, respectively.

Advertising costs—

Advertising costs are expensed as incurred. Advertising costs were ¥98,858 million, ¥101,266 million and ¥96,684 million, which are included in selling, general and administrative expenses in the consolidated statements of income, for the fiscal years ended March 31, 2014, 2015 and 2016, respectively.